Revenue Recognition - Timing of Revenue Recognition and Reconciliation of Disaggregate Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 3,969.9	$ 4,484.6	$ 4,105.7
Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues	3,635.5	4,021.2	3,691.3
Products and services transferred over time
Disaggregation of Revenue [Line Items]
Revenues	334.4	463.4	414.4
Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	2,995.6	3,233.3	2,880.3
Carlisle Construction Materials | Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues	2,972.2	3,211.1	2,859.0
Carlisle Construction Materials | Products and services transferred over time
Disaggregation of Revenue [Line Items]
Revenues	23.4	22.2	21.3
Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	731.6	972.9	933.8
Carlisle Interconnect Technologies | Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues	422.9	531.7	540.7
Carlisle Interconnect Technologies | Products and services transferred over time
Disaggregation of Revenue [Line Items]
Revenues	308.7	441.2	393.1
Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	242.7	278.4	291.6
Carlisle Fluid Technologies | Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenues	240.4	278.4	291.6
Carlisle Fluid Technologies | Products and services transferred over time
Disaggregation of Revenue [Line Items]
Revenues	2.3	0.0	0.0
General construction
Disaggregation of Revenue [Line Items]
Revenues	2,839.0	3,035.6	2,661.4
General construction | Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	2,839.0	3,035.6	2,661.4
General construction | Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
General construction | Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Aerospace
Disaggregation of Revenue [Line Items]
Revenues	348.1	641.4	620.3
Aerospace | Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Aerospace | Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	348.1	641.4	620.3
Aerospace | Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Medical
Disaggregation of Revenue [Line Items]
Revenues	222.7	162.3	146.4
Medical | Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Medical | Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	222.7	162.3	146.4
Medical | Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Transportation
Disaggregation of Revenue [Line Items]
Revenues	132.4	152.2	154.9
Transportation | Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Transportation | Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Transportation | Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	132.4	152.2	154.9
Heavy equipment
Disaggregation of Revenue [Line Items]
Revenues	69.8	100.2	112.1
Heavy equipment | Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	69.8	100.2	112.1
Heavy equipment | Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
Heavy equipment | Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0	0.0
General industrial and other
Disaggregation of Revenue [Line Items]
Revenues	357.9	392.9	410.6
General industrial and other | Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	86.8	97.5	106.8
General industrial and other | Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	160.8	169.2	167.1
General industrial and other | Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	$ 110.3	$ 126.2	$ 136.7